Consolidated balance sheet - AUD ($) $ in Millions	Mar. 31, 2019		Sep. 30, 2018	Mar. 31, 2018
Assets
Cash and balances with central banks	$ 19,486		$ 26,788	$ 21,932
Collateral paid	6,103		4,787	3,835
Trading securities and financial assets measured at fair value through income statement (FVIS)	29,307		23,132	21,593
Derivative financial instruments	21,765		24,101	26,904
Available-for-sale securities			61,119	64,857
Investment securities	68,536
Loans	714,297		709,690	701,393
Other financial assets	6,444		5,517	6,035
Current tax assets	72
Life insurance assets	9,374		9,450	10,481
Investment in associates	115		115	80
Property and equipment	1,200		1,329	1,328
Deferred tax assets	1,723		1,180	1,120
Intangible assets	11,850		11,763	11,693
Other assets	790		621	604
Total assets	$ 891,062		$ 879,592	871,855
Cash and balances with central banks, percentage movement from prior period	(27.00%)		22.00%
Cash and balances with central banks, percentage movement from same period of prior year	(11.00%)		43.00%
Collateral paid, percentage movement from prior period	27.00%
Collateral paid, percentage movement from same period of prior year	59.00%
Trading securities and financial assets designated at fair value, percentage movement from prior period	27.00%
Trading securities and financial assets designated at fair value, percentage movement from same period of prior year	36.00%
Derivative financial instruments, percentage movement from prior period	(10.00%)
Derivative financial instruments, percentage movement from same period of prior year	(19.00%)
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	2.00%
Other financial assets, percentage movement from prior period	17.00%
Other financial assets, percentage movement from same period of prior year	7.00%
Life insurance assets, percentage movement from prior period	(1.00%)
Life insurance assets, percentage movement from same period of prior year	(11.00%)
Investment in associates, percentage movement from same period of prior year	44.00%
Property and equipment, percentage movement from prior period	(10.00%)
Property and equipment, percentage movement from same period of prior year	(10.00%)
Deferred tax assets, percentage movement from prior period	46.00%
Deferred tax assets, percentage movement from same period of prior year	54.00%
Intangible assets, percentage movement from prior period	1.00%
Intangible assets, percentage movement from same period of prior year	1.00%
Other assets, percentage movement from prior period	27.00%
Other assets, percentage movement from same period of prior year	31.00%
Total assets, percentage movement from prior period	1.00%
Total assets, percentage movement from same period of prior year	2.00%
Liabilities
Collateral received	$ 1,889		$ 2,184	3,331
Deposits and other borrowings	555,007		559,285	547,736
Other financial liabilities	29,013		28,105	29,750
Derivative financial instruments	23,384		24,407	24,066
Debt issues	188,759		172,596	174,138
Current tax liabilities			296	299
Life insurance liabilities	7,503		7,597	8,763
Provisions	2,764		1,928	1,416
Deferred tax liabilities			18	17
Other liabilities	2,072		1,338	1,341
Total liabilities excluding loan capital	810,391		797,754	790,857
Loan capital	16,736		17,265	18,333
Total liabilities	$ 827,127		815,019	809,190
Collateral received, percentage movement from prior period	(14.00%)
Collateral received, percentage movement from same period of prior year	(43.00%)
Deposits and other borrowings, percentage movement from prior period	(1.00%)
Deposits and other borrowings, percentage movement from same period of prior year	1.00%
Other financial liabilities at fair value through income statement, percentage movement from prior period	3.00%
Other financial liabilities at fair value through income statement, percentage movement from same period of prior year	(2.00%)
Derivative financial instruments, percentage movement from prior period	(4.00%)
Derivative financial instruments, percentage movement from same period of prior year	(3.00%)
Debt issues, percentage movement from prior period	9.00%
Debt issues, percentage movement from same period of prior year	8.00%
Current tax liabilities, percentage movement from prior period	(100.00%)
Current tax liabilities, percentage movement from same period of prior year	(100.00%)
Life insurance liabilities, percentage movement from prior period	(1.00%)
Life insurance liabilities, percentage movement from same period of prior year	(14.00%)
Provisions, percentage movement from prior period	43.00%
Provisions, percentage movement from same period of prior year	95.00%
Deferred tax liabilities, percentage movement from prior period	(100.00%)
Deferred tax liabilities, percentage movement from same period of prior year	(100.00%)
Other liabilities, percentage movement from prior period	55.00%
Other liabilities, percentage movement from same period of prior year	55.00%
Total liabilities excluding loan capital, percentage movement from prior period	2.00%
Total liabilities excluding loan capital, percentage movement from same period of prior year	2.00%
Loan capital, percentage movement from prior period	(3.00%)
Loan capital, percentage movement from same period of prior year	(9.00%)
Total liabilities, percentage movement from prior period	1.00%
Total liabilities, percentage movement from same period of prior year	2.00%
Net assets	$ 63,935	[1]	64,573	62,665
Net assets/(net liabilities), percentage movement from prior period	(1.00%)
Net assets/(net liabilities), percentage movement from same period of prior year	2.00%
Share capital:
Ordinary share capital	$ 36,351		36,054	35,168
Treasury shares and RSP treasury shares	(557)		(493)	(565)
Reserves	1,141		1,077	890
Retained profits	26,949		27,883	27,122
Total equity attributable to owners of Westpac Banking Corporation	63,884		64,521	62,615
Non-controlling interests	51		52	50
Total shareholders' equity and non-controlling interests	$ 63,935	[1]	$ 64,573	$ 62,665
Ordinary share capital, percentage movement from prior period	1.00%
Ordinary share capital, percentage movement from same period of prior year	3.00%
Treasury shares and RSP treasury shares, percentage movement from prior period	13.00%
Treasury shares and RSP treasury shares, percentage movement from same period of prior year	(1.00%)
Reserves, percentage movement from prior period	6.00%
Reserves, percentage movement from same period of prior year	28.00%
Retained profits, percentage movement from prior period	(3.00%)
Retained profits, percentage movement from same period of prior year	(1.00%)
Total equity attributable to owners of Westpac Banking Corporation, percentage movement from prior period	(1.00%)
Total equity attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	2.00%
Non-controlling interests, percentage movement from prior period	(2.00%)
Non-controlling interests, percentage movement from same period of prior year	2.00%
Total shareholders' equity and non-controlling interests, percentage movement from prior period	(1.00%)
Total shareholders' equity and non-controlling interests, percentage movement from same period of prior year	2.00%

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.